Consolidated Statements Of Changes in Noncontrolling Interests And Stockholders' Equity (Deficit) (Parenthetical) (Common Stock, USD $)
In Millions, except Share data in Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2010
Common Stock
Issuance of common stock shares	6,900,000
Common stock net of issuance costs	$ 0.3